Common Stock Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Common Stock Warrants
Common Stock Warrants

Note 15 – Common Stock Warrants

Warrants to purchase a total of 577,251 shares of common stock at a weighted average exercise price of $5.99 per share, with a weighted average remaining life of 7 years, were outstanding as of March 31, 2024.

Warrants Issued Pursuant to Debt Offering

On January 10, 2024, the Company issued warrants to purchase an aggregate total of 100,000 shares of common stock at an exercise price of $2.00 per share in connection with the sale of senior secured promissory notes to a group of six investors led by Eagle Vision Fund LP, in the aggregate principal amount of $400,000. The proceeds received were allocated between the debt and warrants on a relative fair value basis. The relative aggregate estimated value of the warrants using the Black-Scholes Pricing Model, based on a weighted average volatility rate of 40% and a weighted average call option value of $0.5990, was $8,861, of which $2,034 was recognized as finance expense during the three months ended March 31, 2024. As of March 31, 2024, there was $6,827 of unamortized expenses expected to be expensed over the remaining life of the outstanding debt.

Note 20 – Common Stock Warrants

Warrants to purchase a total of 477,251 shares of common stock at a weighted average exercise price of $6.83 per share, with a weighted average remaining life of 6.65 years, were outstanding as of December 31, 2023.

Warrants Issued Pursuant to Debt Offering

On July 1, 2023, the Company issued warrants to purchase an aggregate total of 30,000 shares of common stock at an exercise price of $6.00 per share to note holders in connection with the sale of senior secured promissory notes in the aggregate principal amount of $170,000 to four accredited investors. The proceeds received were allocated between the debt and warrants on a relative fair value basis. The aggregate estimated value of the warrants using the Black-Scholes Pricing Model, based on a weighted average volatility rate of 54% and a weighted average call option value of $3.8171, was $114,513, of which $46,090 was recognized as finance expense during the year ended December 31, 2023. As of December 31, 2023, there were no unamortized expenses expected to be expensed over the remaining life of the outstanding debt, as the debt was repaid in full on June 16, 2023.

Underwriters’ Warrants Issued Pursuant to IPO

In June 21, 2023, the Company issued warrants to purchase 82,110 shares at $7.20 per share, exercisable between December 18, 2023 and December 18, 2028, pursuant to the underwriters’ agreement. The aggregate estimated value of the warrants using the Black-Scholes Pricing Model, based on a weighted average volatility rate of 54% and a weighted average call option value of $1.7981, was $147,639.

Amendment to Common Stock Warrants for the Year Ended December 31, 2022

On March 7, 2022, the Company amended outstanding warrants previously issued pursuant to the sale of convertible debt securities. The warrant terms immediately prior to the amendments consisted of the option to purchase an aggregate 16.5% of the Company’s then-outstanding capital stock, calculated on a fully diluted basis as of the time of exercise, at an aggregate exercise price of $2,250,000, which were subsequently amended to purchase an aggregate 343,413 shares of common stock at a weighted average exercise price of $6.77 per share, exercisable over the remaining useful lives on a weighted average basis of 7.12 years. The additional fair value of the warrants, in the amount of $377,200, was expensed as stock-based compensation within professional fees on the statements of operations.

BRANCHOUT FOOD INC.

NOTES TO FINANCIAL STATEMENTS

Warrants to Purchase Common Stock Issued as Promissory Note Commitments for the Year Ended December 31, 2022

The Company paid a commitment fee in connection with the issuance of the Fluffco Convertible Note on June 6, 2022, consisting of warrants to purchase 3,394 shares of common stock at an exercise price of $7.50 per share over a five-year term. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 35% and a call option value of $0.6697, was $2,273. The warrants were expensed over the vesting period, resulting in $2,273 of stock-based compensation expense during the year ended December 31, 2022.

The Company paid a commitment fee in connection with the issuance of the Foss Convertible Note on May 26, 2022, consisting of warrants to purchase 18,334 shares of common stock at an exercise price of $7.50 per share over a five-year term. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 34% and a call option value of $0.6424, was $11,777. The warrants were expensed over the vesting period, resulting in $11,777 of stock-based compensation expense during the year ended December 31, 2022.

The following is a summary of information about our warrants to purchase common stock outstanding at December 31, 2023.

Shares Underlying
Shares Underlying Warrants Outstanding				Warrants Exercisable

Weighted
	Shares	Average	Weighted	Shares	Weighted
Range of	Underlying	Remaining	Average	Underlying	Average
Exercise	Warrants	Contractual	Exercise	Warrants	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price
$6.00-$7.50	477,251	6.65 years	$6.83	477,251	$6.83

The fair value of each warrant grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:

	December 31,	December 31,
	2023	2022
Average risk-free interest rates	4.04%	2.68%
Average expected life (in years)	6.34	5.00
Volatility	54.4%	34.5%

The weighted average fair value of warrants granted with exercise prices at the current fair value of the underlying stock was approximately $6.88 and $6.81 per warrant for the years ended December 31, 2023 and 2022, respectively.

The following is a summary of activity of outstanding common stock warrants, as retrospectively presented pursuant to the amendment on March 7, 2022:

		Weighted
		Average
	Number	Exercise
	of Shares	Prices
Balance, December 31, 2021	343,413	$6.77
Warrants granted	21,728	7.50
Balance, December 31, 2022	365,141	6.81
Warrants granted	112,110	6.88
Balance, December 31, 2023	477,251	$6.83

Exercisable, December 31, 2023	477,251	$6.83

BRANCHOUT FOOD INC.

NOTES TO FINANCIAL STATEMENTS